Loans Payable	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Loans Payable [Abstract]
Loans Payable
7.	Loans Payable

As of March 31, 2025 and December 31, 2024, the Company had outstanding the following loans payable:

	March 31,	December 31,
	2025	2024
Future receivables financing agreement with Cedar Advance LLC, non-interest bearing, matures June 1, 2025	$125,000	$156,250
Future receivables financing agreement with Pawn Funding, non-interest bearing, matures June 1, 2025	125,000	156,250
Future receivables financing agreement with Slate Advance LLC, non-interest bearing, matures December 1, 2025	179,055	195,333
Future receivables financing agreement with Meged Funding Group, non-interest bearing, matures July 1, 2025	200,000	240,000
Channel Partners Capital LLC Loan, matures May 14, 2026, net of debt discount of $2,155 and $2,986, respectively	198,277	233,101
Future receivables financing agreement with Arin Funding LLC, non-interest bearing, matures September 29, 2025, net of debt discount of $19,718 and $40,739, respectively	211,392	256,767
OnDeck Capital Loan, matures November 27, 2025, net of debt discount of $1,817 and $3,244, respectively	108,260	138,026
Future receivables financing agreement with Casa Capital, non-interest bearing, matures October 21, 2025, net of debt discount of $16,420 and $0, respectively	183,580	-
Future receivables financing agreement with Fenix Funding LLC, matures September 9, 2025, net of debt discount of $6,943 and $0, respectively	219,183	-
Headway Capital line of credit, interest of 4.17% per month, matures February 9, 2027	95,445	-
Total	$1,645,192	$1,375,727

Less: Current portion of loans payable	(1,575,093)	(1,297,602)

Loans payable, net of current portion	$70,100	$78,125

The Company’s loans payable have an effective interest rate range of 0.0%.

Future receivables financing agreement with Cedar Advance LLC, non-interest bearing, matures June 1, 2025

On May 15, 2023, the Company, together with its subsidiaries (collectively with the Company, the “Financing Parties”), entered into an Agreement of Sale of Future Receipts (the “Financing Agreement”) with Cedar Advance LLC. Under the Financing Agreement, the Financing Parties sold to Cedar Advance future receivables in an aggregate amount equal to $1,280,000 for a purchase price of $1,228,800. The Company received cash of $1,228,800 and recorded a debt discount of $51,200.

Pursuant to the terms of the Financing Agreement, the Company agreed to pay Cedar Advance $43,840 each week, including interest, based upon an anticipated 10% of its future receivables until such time as $1,753,600 has been paid, a period Cedar Advance and the Financing Parties estimate to be approximately nine months. The Financing Agreement also contains customary affirmative and negative covenants, representations and warranties, and default and termination provisions.

During June 2024, the Company and Cedar Advance LLC executed a settlement agreement and release whereby the Company is to pay a total of $375,000 of principal and interest. This resulted in a net reduction of principal totaling $261,154. This amount is included within loss on settlement of debt on the consolidated statement of operations for the year ended December 31, 2024. Monthly payments of $31,250 are due beginning in July 2024, and the new maturity date is June 1, 2025. In connection with the settlement agreement, the Company recorded accounts payable of $123,867 to a consultant who facilitated the settlements. The Company accounted for the settlement as a troubled debt restructuring in accordance with ASC 470-60. As a result, a loss on settlement of debt of $180,778 was recorded to the consolidated statement of operations for the year ended December 31, 2024. The net impact of the settlement in the consolidated statement of operations for the year ended December 31, 2024 was a gain on settlement of debt of $80,376.

During the three months ended March 31, 2025, the Company paid $31,250 of the original balance under the agreement.

As of March 31, 2025 and December 31, 2024, the Company owed $125,000 and $156,250, respectively, pursuant to this agreement.

Future receivables financing agreement with Pawn Funding, non-interest bearing, matures June 1, 2025

On May 15, 2023, the Company, together with its subsidiaries (collectively with the Company, the “Financing Parties”), entered into an Agreement of Sale of Future Receipts (the “Financing Agreement”) with Pawn Funding. Under the Financing Agreement, the Financing Parties sold to Pawn Funding future receivables in an aggregate amount equal to $1,280,000 for a purchase price of $1,280,000. The Company received cash of $1,241,600 and recorded a debt discount of $38,400.

Pursuant to the terms of the Financing Agreement, the Company agreed to pay Pawn Funding $43,840 each week, including interest, based upon an anticipated 4% of its future receivables until such time as $1,753,600 has been paid, a period Pawn Funding and the Financing Parties estimate to be approximately nine months. The Financing Agreement also contains customary affirmative and negative covenants, representations and warranties, and default and termination provisions.

During June 2024, the Company and Pawn Funding executed a settlement agreement whereby the Company is to pay a total of $375,000 of principal and interest. This resulted in a net reduction of principal totaling $251,471. This amount is included within loss on settlement of debt on the consolidated statement of operations for the year ended December 31, 2024. Monthly payments of $31,250 are due beginning in July 2024, and the new maturity date is June 1, 2025. In connection with the settlement agreement, the Company recorded accounts payable of $123,868 to a consultant who facilitated the settlements. The Company accounted for the settlement as a troubled debt restructuring in accordance with ASC 470-60. As a result, a loss on settlement of debt of $111,078 was recorded to the consolidated statement of operations for the year ended December 31, 2024. The net impact of the settlement in the consolidated statement of operations for the year ended December 31, 2024 was a gain on settlement of debt of $140,393.

During the three months ended March 31, 2025, the Company paid $31,250 of the original balance under the agreement.

As of March 31, 2025 and December 31, 2024, the Company owed $ 125,000 and $156,250, respectively pursuant to this agreement.

Future receivables financing agreement with Slate Advance LLC, non-interest bearing, matures December 1, 2025

On June 9, 2023, the Company, together with its subsidiaries (collectively with the Company, the “Financing Parties”), entered into an Agreement of Sale of Future Receipts (the “Financing Agreement”) with Slate Advance. Under the Financing Agreement, the Financing Parties sold to Slate Advance future receivables in an aggregate amount equal to $1,500,000 for a purchase price of $1,425,000. The Company received cash of $1,425,000 and recorded a debt discount of $75,000.

Pursuant to the terms of the Financing Agreement, the Company agreed to pay Slate Advance $75,000 each week, including interest, based upon an anticipated 25% of its future receivables until such time as $2,100,000 has been paid, a period Slate Advance and the Financing Parties estimate to be approximately seven months. The Financing Agreement also contains customary affirmative and negative covenants, representations and warranties, and default and termination provisions.

During May 2024, the Company and Slate Advance LLC executed a forbearance and release agreement whereby the Company is to pay a total of $343,000 of principal and interest. This resulted in a net reduction of principal totaling $284,605. This amount is included within loss on settlement of debt on the consolidated statement of operations for the year ended December 31, 2024. A payment of $50,000 was due in June 2024, with monthly payments of $16,278 due beginning in July 2024, and the new maturity date is December 1, 2025. In connection with the settlement agreement, the Company recorded accounts payable of $156,567 to a consultant who facilitated the settlements. The Company accounted for the settlement as a troubled debt restructuring in accordance with ASC 470-60. As a result, a loss on settlement of debt of $202,830 was recorded to the consolidated statement of operations for the year ended December 31, 2024. The net impact of the settlement in the consolidated statement of operations for the year ended December 31, 2024 was a gain on settlement of debt of $81,775.

During the three months ended March 31, 2025, the Company paid $16,278 of the original balance under the agreement.

As of March 31, 2025 and December 31, 2024, the Company owed $179,055 and $195,333, respectively, pursuant to this agreement.

Future receivables financing agreement with Meged Funding Group, non-interest bearing, matures July 1, 2025

On July 25, 2023, the Company, together with its subsidiaries (collectively with the Company, the “Financing Parties”), entered into an Agreement of Sale of Future Receipts (the “Financing Agreement”) with Meged Funding Group. Under the Financing Agreement, the Financing Parties sold to Slate Advance future receivables in an aggregate amount equal to $1,200,000 for a purchase price of $1,151,950. The Company received cash of $1,151,950 and recorded a debt discount of $48,050.

Pursuant to the terms of the Financing Agreement, the Company agreed to pay Meged Funding Group $67,200 each week, including interest, based upon an anticipated 25% of its future receivables until such time as $1,680,000 has been paid, a period Meged Funding Group and the Financing Parties estimate to be approximately six months. The Financing Agreement also contains customary affirmative and negative covenants, representations and warranties, and default and termination provisions.

During June 2024, the Company and Meged Funding Group executed a settlement agreement whereby the Company is to pay a total of $525,000 of principal and interest. This resulted in a net reduction of principal totaling $232,120. This amount is included within loss on settlement of debt on the consolidated statement of operations for the year ended December 31, 2024. A payment of $45,000 in due in July 2024, with monthly payments of $40,000 due beginning in August 2024, and the new maturity date is July 1, 2025. In connection with the settlement agreement, the Company recorded accounts payable of $132,604 to a consultant who facilitated the settlements. The Company accounted for the settlement as a troubled debt restructuring in accordance with ASC 470-60. As a result, a loss on settlement of debt of $191,704 was recorded to the consolidated statement of operations for the year ended December 31, 2024. The net impact of the settlement in the consolidated statement of operations for the year ended December 31, 2024 was a gain on settlement of debt of $40,416.

During the three months ended March 31, 2025, the Company paid $40,000 of the original balance under the agreement.

As of March 31, 2025 and December 31, 2024, the Company owed $200,000 and $240,000, respectively pursuant to this agreement.

Channel Partners Capital LLC Loan, matures May 14, 2026

On November 14, 2024, the Company entered into an loan agreement with Channel Partners Capital LLC for a principal of $250,000. Under the agreement, the Company received cash of $246,840 and recorded a debt discount of $3,160.

Pursuant to the terms of the loan agreement, the Company agreed to pay Channel Partners Capital LLC $17,361 each month.

During the three months ended March 31, 2025, the Company paid $52,083 of the original balance under the agreement.

As of March 31, 2025 and December 31, 2024, the Company owed $198,277 and $233,101, net of debt discount of $2,155 and $2,986, all respectively.

OnDeck Capital Loan, matures November 27, 2025

On November 27, 2024, the Company entered into a loan agreement with OnDeck. Under the agreement, The Company received cash of $150,000 and recorded a debt discount of $3,750.

Pursuant to the terms of the Loan Agreement, the Company agreed to pay Ondeck $3,813 each week.

During the three months ended March 31, 2025, the Company paid $49,575 of the original balance under the agreement.

As of March 31, 2025 and December 31, 2024, the Company owed $108,260 and $138,025, net of debt discount of $1,817 and $3,244, all respectively.

Future receivables financing agreement with Arin Funding LLC, non-interest bearing

On December 23, 2024, the Company, together with its subsidiaries (collectively with the Company, the “Financing Parties”), entered into an Agreement of Sale of Future Receipts (the “Financing Agreement”) with Arin Funding LLC. Under the Financing Agreement, the Financing Parties sold to Arin Funding LLC future receivables in an aggregate amount equal to $420,000 for a purchase price of $300,000. The Company received cash of $292,000 and recorded a debt discount of $8,000. In connection with the note, the Company issued 4,000 shares to the lender. The fair value of $34,512 was a recorded as a debt discount, which will be amortized to interest expense over the life of the loan.

Pursuant to the terms of the Financing Agreement, the Company agreed to pay Arin Funding LLC $11,029 each week, including interest, based upon an anticipated 8% of its future receivables until such time as $420,000 has been paid, a period Arin Funding LLC and the Financing Parties estimate to be approximately five months. The Financing Agreement also contains customary affirmative and negative covenants, representations and warranties, and default and termination provisions.

During the three months ended March 31, 2025, the Company paid $66,397 of the original balance under the agreement.

As of March 31, 2025 and December 31, 2024, the Company owed $211,392 and $256,767, net of debt discount of $19,718 and $40,739, all respectively.

Future receivables financing agreement with Fenix Funding LLC, non-interest bearing

On February 24, 2025, the Company, together with its subsidiaries (collectively with the Company, the “Financing Parties”), entered into an Agreement of Sale of Future Receipts (the “Financing Agreement”) with Fenix Funding LLC. Under the Financing Agreement, the Financing Parties sold to Fenix Funding LLC future receivables in an aggregate amount equal to $399,330 for a purchase price of $270,000. The Company received cash of $261,900 and recorded a debt discount of $8,100.

Pursuant to the terms of the Financing Agreement, the Company agreed to pay Fenix Funding LLC $11,095 each week, including interest, based upon an anticipated 8% of its future receivables until such time as $399,330 has been paid, a period Fenix Funding LLC and the Financing Parties estimate to be approximately six months. The Financing Agreement also contains customary affirmative and negative covenants, representations and warranties, and default and termination provisions.

During the three months ended March 31, 2025, the Company paid $55,475 of the original balance under the agreement.

As of March 31, 2025, the Company owed $219,183, net of debt discount of $6,943.

Headway Capital Line of Credit

On February 21, 2025, the Company entered into a line of credit agreement with Headway Capital. Under the agreement, The Company received initial cash proceeds of $100,000.

Pursuant to the terms of the line of credit agreement, the Company agreed to pay Headway $7,022 each month under a 24 month repayment term. The loan bears interest a monthly interest rate of 4.17%.

During the three months ended March 31, 2025, the Company paid $7,022 of the original balance under the agreement, and incurred interest of $2,468.

As of March 31, 2025, the Company owed $95,445.

Future receivables financing agreement with Casa Capital, non-interest bearing

On March 24, 2025, the Company, together with its subsidiaries (collectively with the Company, the “Financing Parties”), entered into an Agreement of Sale of Future Receipts (the “Financing Agreement”) with Casa Capital Under the Financing Agreement, the Financing Parties sold to Casa Capital future receivables in an aggregate amount equal to $298,000 for a purchase price of $200,000. The Company received cash of $183,580 and recorded a debt discount of $16,420.

Pursuant to the terms of the Financing Agreement, the Company agreed to pay Casa Capital $9,933 each week, including interest, based upon an anticipated 2.4% of its future receivables until such time as $298,000 has been paid, a period Casa Capital and the Financing Parties estimate to be approximately seven months. The Financing Agreement also contains customary affirmative and negative covenants, representations and warranties, and default and termination provisions.

As of March 31, 2025, the Company owed $183,580, net of debt discount of $16,420.

7. Loans Payable

As of December 31, 2024 and 2023, the Company had outstanding the following loans payable:

	December 31,
	2024	2023
Future receivables financing agreement with Cedar Advance LLC, non-interest bearing, matures June 1, 2025, net of debt discount of $0 and $23,040, respectively	$156,250	$623,118
Future receivables financing agreement with Pawn Funding, non-interest bearing, matures June 1, 2025, net of debt discount of $0 and $18,240, respectively	156,250	692,885
Future receivables financing agreement with Slate Advance LLC, non-interest bearing, matures December 1, 2025, net of debt discount of $0 and $26,786, respectively	195,333	630,092
Future receivables financing agreement with Meged Funding Group, non-interest bearing, matures July 1, 2025, net of debt discount of $0 and $24,986, respectively	240,000	700,059
Promissory note issued to InterCloud Systems, Inc., non-interest bearing, unsecured and due on demand	-	217,400
Future receivables financing agreement with Arin Funding LLC, non-interest bearing, matures January 12, 2024, net of debt discount of $0 and $1,000 respectively	-	47,741
Future receivables financing agreement with Arin Funding LLC, non-interest bearing, matures January 23, 2024, net of debt discount of $0 and $2,500 respectively	-	84,508
Channel Partners Capital LLC Loan, matures May 14, 2026, net of debt discount of $2,986	233,101	-
Future receivables financing agreement with Arin Funding LLC, non-interest bearing, matures September 29, 2025 net of debt discount of $40,739	256,767	-
OnDeck Capital Loan, matures November 27, 2025, net of debt discount of $3,244	138,026	-
Total	$1,375,727	$2,995,803

Less: Current portion of loans payable	(1,297,602)	(2,995,803)

Loans payable, net of current portion	$78,125	$-

The Company’s loans payable have an effective interest rate range of 0.0%.

Future receivables financing agreement with Cedar Advance LLC, non-interest bearing, matures June 1, 2025

On May 15, 2023, the Company, together with its subsidiaries (collectively with the Company, the “Financing Parties”), entered into an Agreement of Sale of Future Receipts (the “Financing Agreement”) with Cedar Advance LLC. Under the Financing Agreement, the Financing Parties sold to Cedar Advance future receivables in an aggregate amount equal to $1,280,000 for a purchase price of $1,228,800. The Company received cash of $1,228,800 and recorded a debt discount of $51,200.

Pursuant to the terms of the Financing Agreement, the Company agreed to pay Cedar Advance $43,840 each week, including interest, based upon an anticipated 10% of its future receivables until such time as $1,753,600 has been paid, a period Cedar Advance and the Financing Parties estimate to be approximately nine months. The Financing Agreement also contains customary affirmative and negative covenants, representations and warranties, and default and termination provisions.

During the year ended December 31, 2023, the Company paid $633,842 of the original balance under the agreement, along with $374,478 of interest.

During June 2024, the Company and Cedar Advance LLC executed a settlement agreement and release whereby the Company is to pay a total of $375,000 of principal and interest. This resulted in a net reduction of principal totaling $261,154. This amount is included within loss on settlement of debt on the consolidated statement of operations for the year ended December 31, 2024. Monthly payments of $31,250 are due beginning in July 2024, and the new maturity date is June 1, 2025. In connection with the settlement agreement, the Company recorded accounts payable of $123,867 to a consultant who facilitated the settlements. The Company accounted for the settlement as a troubled debt restructuring in accordance with ASC 470-60. As a result, a loss on settlement of debt of $180,778 was recorded to the consolidated statement of operations for the year ended December 31, 2024. The net impact of the settlement in the consolidated statement of operations for the year ended December 31, 2024 was a gain on settlement of debt of $80,376.

During the year ended December 31, 2024, the Company paid $236,250 of the original balance under the agreement.

As of December 31, 2024, the Company owed $156,250 pursuant to this agreement.

Future receivables financing agreement with Pawn Funding, non-interest bearing, matures June 1, 2025

On May 15, 2023, the Company, together with its subsidiaries (collectively with the Company, the “Financing Parties”), entered into an Agreement of Sale of Future Receipts (the “Financing Agreement”) with Pawn Funding. Under the Financing Agreement, the Financing Parties sold to Pawn Funding future receivables in an aggregate amount equal to $1,280,000 for a purchase price of $1,280,000. The Company received cash of $1,241,600 and recorded a debt discount of $38,400.

Pursuant to the terms of the Financing Agreement, the Company agreed to pay Pawn Funding $43,840 each week, including interest, based upon an anticipated 4% of its future receivables until such time as $1,753,600 has been paid, a period Pawn Funding and the Financing Parties estimate to be approximately nine months. The Financing Agreement also contains customary affirmative and negative covenants, representations and warranties, and default and termination provisions.

During the year ended December 31, 2023, the Company paid $568,874 of the original balance under the agreement, along with $351,765 of interest.

During June 2024, the Company and Pawn Funding executed a settlement agreement whereby the Company is to pay a total of $375,000 of principal and interest. This resulted in a net reduction of principal totaling $251,471. This amount is included within loss on settlement of debt on the consolidated statement of operations for the year ended December 31, 2024. Monthly payments of $31,250 are due beginning in July 2024, and the new maturity date is June 1, 2025. In connection with the settlement agreement, the Company recorded accounts payable of $123,868 to a consultant who facilitated the settlements. The Company accounted for the settlement as a troubled debt restructuring in accordance with ASC 470-60. As a result, a loss on settlement of debt of $111,078 was recorded to the consolidated statement of operations for the year ended December 31, 2024. The net impact of the settlement in the consolidated statement of operations for the year ended December 31, 2024 was a gain on settlement of debt of $140,393.

During the year ended December 31, 2024, the Company paid $267,500 of the original balance under the agreement.

As of December 31, 2024, the Company owed $156,250 pursuant to this agreement.

Future receivables financing agreement with Slate Advance LLC, non-interest bearing, matures December 1, 2025

On June 9, 2023, the Company, together with its subsidiaries (collectively with the Company, the “Financing Parties”), entered into an Agreement of Sale of Future Receipts (the “Financing Agreement”) with Slate Advance. Under the Financing Agreement, the Financing Parties sold to Slate Advance future receivables in an aggregate amount equal to $1,500,000 for a purchase price of $1,425,000. The Company received cash of $1,425,000 and recorded a debt discount of $75,000.

Pursuant to the terms of the Financing Agreement, the Company agreed to pay Slate Advance $75,000 each week, including interest, based upon an anticipated 25% of its future receivables until such time as $2,100,000 has been paid, a period Slate Advance and the Financing Parties estimate to be approximately seven months. The Financing Agreement also contains customary affirmative and negative covenants, representations and warranties, and default and termination provisions.

During the year ended December 31, 2023, the Company paid $843,121 of the original balance under the agreement, along with $506,879 of interest.

During May 2024, the Company and Slate Advance LLC executed a forbearance and release agreement whereby the Company is to pay a total of $343,000 of principal and interest. This resulted in a net reduction of principal totaling $284,605. This amount is included within loss on settlement of debt on the consolidated statement of operations for the year ended December 31, 2024. A payment of $50,000 was due in June 2024, with monthly payments of $16,278 due beginning in July 2024, and the new maturity date is December 1, 2025. In connection with the settlement agreement, the Company recorded accounts payable of $156,567 to a consultant who facilitated the settlements. The Company accounted for the settlement as a troubled debt restructuring in accordance with ASC 470-60. As a result, a loss on settlement of debt of $202,830 was recorded to the consolidated statement of operations for the year ended December 31, 2024. The net impact of the settlement in the consolidated statement of operations for the year ended December 31, 2024 was a gain on settlement of debt of $81,775.

During the year ended December 31, 2024, the Company paid $196,418 of the original balance under the agreement.

As of December 31, 2024, the Company owed $195,333 pursuant to this agreement.

Future receivables financing agreement with Meged Funding Group, non-interest bearing, matures July 1, 2025

On July 25, 2023, the Company, together with its subsidiaries (collectively with the Company, the “Financing Parties”), entered into an Agreement of Sale of Future Receipts (the “Financing Agreement”) with Meged Funding Group. Under the Financing Agreement, the Financing Parties sold to Slate Advance future receivables in an aggregate amount equal to $1,200,000 for a purchase price of $1,151,950. The Company received cash of $1,151,950 and recorded a debt discount of $48,050.

Pursuant to the terms of the Financing Agreement, the Company agreed to pay Meged Funding Group $67,200 each week, including interest, based upon an anticipated 25% of its future receivables until such time as $1,680,000 has been paid, a period Meged Funding Group and the Financing Parties estimate to be approximately six months. The Financing Agreement also contains customary affirmative and negative covenants, representations and warranties, and default and termination provisions.

During the year ended December 31, 2023, the Company paid $474,955 of the original balance under the agreement, along with $331,445 of interest.

During June 2024, the Company and Meged Funding Group executed a settlement agreement whereby the Company is to pay a total of $525,000 of principal and interest. This resulted in a net reduction of principal totaling $232,120. This amount is included within loss on settlement of debt on the consolidated statement of operations for the year ended December 31, 2024. A payment of $45,000 in due in July 2024, with monthly payments of $40,000 due beginning in August 2024, and the new maturity date is July 1, 2025. In connection with the settlement agreement, the Company recorded accounts payable of $132,604 to a consultant who facilitated the settlements. The Company accounted for the settlement as a troubled debt restructuring in accordance with ASC 470-60. As a result, a loss on settlement of debt of $191,704 was recorded to the consolidated statement of operations for the year ended December 31, 2024. The net impact of the settlement in the consolidated statement of operations for the year ended December 31, 2024 was a gain on settlement of debt of $40,416.

During the year ended December 31, 2024, the Company paid $287,040 of the original balance under the agreement.

As of December 31, 2024, the Company owed $240,000 pursuant to this agreement.

Future receivables financing agreement with Arin Funding LLC, non-interest bearing, matures January 12, 2024

On August 25, 2023, the Company, together with its subsidiaries (collectively with the Company, the “Financing Parties”), entered into an Agreement of Sale of Future Receipts (the “Financing Agreement”) with Arin Funding LLC. Under the Financing Agreement, the Financing Parties sold to Arin Funding LLC future receivables in an aggregate amount equal to $200,000 for a purchase price of $195,000. The Company received cash of $195,000 and recorded a debt discount of $5,000.

Pursuant to the terms of the Financing Agreement, the Company agreed to pay Arin Funding LLC $13,000 each week, including interest, based upon an anticipated 5% of its future receivables until such time as $260,000 has been paid, a period Arin Funding LLC and the Financing Parties estimate to be approximately five months. The Financing Agreement also contains customary affirmative and negative covenants, representations and warranties, and default and termination provisions.

During the year ended December 31, 2023, the Company paid $151,259 of the original balance under the agreement, along with $56,741 of interest.

During the year ended December 31, 2024, the Company paid $52,000 of the original balance under the agreement. As a result of these payments, the amount owed at December 31, 2024 was $0.

Future receivables financing agreement with Arin Funding LLC, non-interest bearing, matures January 23, 2024

On September 5, 2023, the Company, together with its subsidiaries (collectively with the Company, the “Financing Parties”), entered into an Agreement of Sale of Future Receipts (the “Financing Agreement”) with Arin Funding LLC. Under the Financing Agreement, the Financing Parties sold to Arin Funding LLC future receivables in an aggregate amount equal to $300,000 for a purchase price of $290,000. The Company received cash of $290,000 and recorded a debt discount of $10,000.

Pursuant to the terms of the Financing Agreement, the Company agreed to pay Arin Funding LLC $19,500 each week, including interest, based upon an anticipated 8% of its future receivables until such time as $390,000 has been paid, a period Arin Funding LLC and the Financing Parties estimate to be approximately five months. The Financing Agreement also contains customary affirmative and negative covenants, representations and warranties, and default and termination provisions.

During the year ended December 31, 2023, the Company paid $212,992 of the original balance under the agreement, along with $79,508 of interest.

During the year ended December 31, 2024, the Company paid $97,500 of the original balance under the agreement. As a result of these payments, the amount owed at December 31, 2024 was $0.

Future receivables financing agreements with J.J. Astor & Co., non-interest bearing, matures March 6, 2025

The Company, together with its subsidiaries (collectively with the Company, the “Financing Parties”), entered into an several bridge loan agreements with J.J. Astor &Co., dated May 9, 2024 (Loan #1), May 16, 2024 (Loan #2), and May 23, 2024 (Loan #3). Under these loan agreements, the Financing Parties issued warrants to J.J. Astor & Co., Warrant #1 dated May 9, 2024 to purchase 2,700,000 shares at an exercise price of $0.056 per share, Warrant #2 dated May 16, 2024 to purchase 5,500,000 shares at an exercise price of $0.04 per share, and Warrant #3 dated May 23, 2024 to purchase 4,060,000 shares at am exercise price of $0.05 per share. The Company received cash of $144,000 for Loan #1, $208,320 for Loan #2, and $180,907 for Loan #3.

Pursuant to the terms of the agreements, the Company agreed to pay J.J. Astor & Co. $5,625.00 each week for Loan #1, $8,348 for Loan #2, and $6,851 for Loan #3, including interest, a period J.J. Astor & Co. and the Financing Parties estimated to be approximately 40 weeks for each loan agreement.

The Company, together with its subsidiaries (collectively with the Company, the “Financing Parties”), entered into a Senior Loan Agreement with J.J. Astor & Co., dated May 29, 2024. Under this Senior Loan Agreement, the Financing Parties collectively paid off the three previous short term notes aggregating $813,389 made by J.J. Astor & Co. to the company in May 2024. The Company received net cash of $1,609,593.

Pursuant to the terms of the Senior Loan Agreement, the Company agreed to pay J.J. Astor & Co. $87,750 each week, including interest, a period J.J. Astor & Co. and the Financing Parties estimated to be approximately 40 weeks for the Senior Loan Agreement.

During June 2024, the Company and J.J. Astor & Co. executed a payoff agreement and release whereby the Company was to pay a total of $3,510,000 of principal and interest. This resulted in a reduction of principal (Early Pay Discount) totaling $338,000. The Senior Loan Agreement was settled in full as of December 31, 2024 using proceeds from the sale of HWN’s technology services business unit (refer to Note 3, Recent Subsidiary Activity, for additional detail).

Promissory note issued to InterCloud Systems, Inc., non-interest bearing, unsecured and due on demand

On June 15, 2021, in connection with the 2021 merger transaction, the Company assumed High Wire’s promissory note issued to InterCloud Systems, Inc. The note was originally issued on February 27, 2018 in the principal amount of $500,000. As of June 15, 2021, $217,400 remained outstanding. The note is non-interest bearing and is due on demand.

During the year ended December 31, 2024, the Company extinguished this note and recorded it as a gain on settlement and forgiveness of debt. As of December 31, 2024, the Company had no outstanding obligations under this agreement.

Channel Partners Capital LLC Loan, matures May 14, 2026

On November 14, 2024, the Company entered into an loan agreement with Channel Partners Capital LLC for a principal of $250,000. Under the agreement, the Company received cash of $246,840 and recorded a debt discount of $3,160.

Pursuant to the terms of the loan agreement, the Company agreed to pay Channel Partners Capital LLC $17,361 each month.

During the year ended December 31, 2024, the Company paid $17,361 of the original balance under the agreement. As of December 31, 2024, the Company owed $236,087 pursuant to this agreement and will record accretion equal to the debt discount of $2,986 over the remaining term of the note.

OnDeck Capital Loan, matures November 27, 2025

On November 27, 2024, the Company entered into a loan agreement with OnDeck. Under the agreement, The Company received cash of $150,000 and recorded a debt discount of $3,750.

Pursuant to the terms of the Loan Agreement, the Company agreed to pay Ondeck $3,813 each week.

During the year ended December 31, 2024, the Company paid $15,254 of the original balance under the agreement.

As of December 31, 2024, the Company owed $141,269 pursuant to this agreement and will record accretion equal to the debt discount of $3,244 over the remaining term of the note.

Future receivables financing agreement with Arin Funding LLC, non-interest bearing

On December 23, 2024, the Company, together with its subsidiaries (collectively with the Company, the “Financing Parties”), entered into an Agreement of Sale of Future Receipts (the “Financing Agreement”) with Arin Funding LLC. Under the Financing Agreement, the Financing Parties sold to Arin Funding LLC future receivables in an aggregate amount equal to $420,000 for a purchase price of $300,000. The Company received cash of $292,000 and recorded a debt discount of $8,000. In connection with the note, the Company issued 4,000 shares to the lender. The fair value of $34,512 was a recorded as a debt discount, which will be amortized to interest expense over the life of the loan.

Pursuant to the terms of the Financing Agreement, the Company agreed to pay Arin Funding LLC $11,029 each week, including interest, based upon an anticipated 8% of its future receivables until such time as $420,000 has been paid, a period Arin Funding LLC and the Financing Parties estimate to be approximately five months. The Financing Agreement also contains customary affirmative and negative covenants, representations and warranties, and default and termination provisions.

During the year ended December 31, 2024, the Company paid $7,500 of the original balance under the agreement. As of December 31, 2024, the Company owed $297,506 pursuant to this agreement and will record accretion equal to the debt discount of $40,739 over the remaining term of the note.